Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Status of Options

The following table summarizes the status of the share options as of and for the year ended:

	December 31, 2022
	Number of share options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at the beginning of the year	2,908,598	$47.85	6.04
Granted	560,060	61.91
Exercised	(282,479)	12.99
Forfeited	(89,965)	83.29
Outstanding at the end of the year	3,096,214	52.54	5.27
Exercisable at the end of the year	2,176,521	$32.85	5.07

Schedule of Fair Value of Options Estimated on Grant Date

The fair value of these share options was estimated on the grant date based on the following weighted average assumptions for the years ended:

	December 31,
	2022	2021	2020
Volatility	54% – 57%	50% – 55%	46% – 50%
Expected term in years	3.78 – 4.56	3.67 – 4.61	4.42 – 4.56
Risk-free interest rate	1.87% – 4.4%	0.43% – 1.11%	0.2% – 1.41%
Estimated fair value of underlying ordinary shares	27.55 – 81.03	170.35 – 323.10	27.90 – 158.89
Dividend yield	0%	0%	0%

Schedule of Options Outstanding under 2011 Plan

The share options outstanding under the 2011 plan as of December 31, 2022, have been separated into exercise price groups as follows:

	Outstanding		Exercisable
Exercise price	Number of share options	Weighted average remaining contractual life(in years)	Number of share options	Weighted average remaining contractual life(years)
$0.00-$1.87	322,911	3.84	322,911	3.84
$1.88-$5.55	416,552	5.06	416,552	5.06
$5.56-$12.78	675,724	5.96	621,545	5.95
$12.79 -$23.08	179,960	6.12	167,805	6.14
$23.04-$25.82	381,891	3.83	305,925	3.80
$25.83-$35.35	262,031	6.60	15,883	6.30
$35.36-$81.03	246,299	4.82	132,684	4.76
$81.04-$186.75	248,276	5.98	51,884	5.98
$186.76-$236.86	220,496	5.59	73,687	5.58
$236.87-$323.10	142,074	5.13	67,645	5.13
Total	3,096,214	5.27	2,176,521	5.07
Aggregate intrinsic value	$32,976		$31,722

Schedule of Status of RSU

The following table summarizes the status of RSUs as of and for the year ended:

	December 31, 2022
	Number of RSUs	Weighted- average grant date fair value
Outstanding at the beginning of the year	778,160	169.07
Granted	1,055,447	64.08
Vested	(380,062)	132.55
Forfeited	(317,417)	123.43
Outstanding at the end of the year	1,136,128	96.49

Schedule Of Fair Of Espp Weighted Average Assumptions

The fair value of ESPP was estimated on the grant date based on the following weighted average assumptions for the years ended:

	December 31,
	2022	2021	2020
Volatility	86.4-97.6%	86.0-86.4%	61.9
Expected term in years	0.5	0.5	0.5
Risk-free interest rate	0.08-4.24%	0.03-0.08%	0.09
Estimated fair value of underlying ordinary shares	35.36-206.07	131.88-206.07	196.89
Dividend yield	0%	0%	0%

Schedule of Stock-Based Compensation Costs

Share-based compensation costs are recorded in the consolidated statements of operations for the years ended:

	December 31,
	2022	2021	2020
Cost of revenue	$2,520	$1,436	$384
Research and development	23,828	20,008	5,842
Sales and marketing	17,196	14,106	3,084
General and administrative	28,211	19,857	6,505
	$71,755	$55,407	$15,815